June 2016
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, N.A.
UBS Real Estate Securities Inc.
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank National Association
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Rating Agency:
Morningstar Credit Ratings, LLC
Fitch Ratings, Inc.
Kroll Bond Rating Agency, Inc.
Moody's Investors Service, Inc.
Payment Date:
Jun 17, 2016
Prior Payment:
May 17, 2016
Next Payment:
Jul 15, 2016
Record Date:
May 31, 2016
Determination Date:
Jun 13, 2016
First Payment Date:
Oct 19, 2015
Closing Date:
Sep 24, 2015
Final Distribution Date:
Sep 18, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Miscellaneous Detail

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

Defeased Loan Detail

Material Breaches and Document Defects

Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
1.60800%
38,700,000.00
34,812,380.46
468,890.87
46,648.59
515,539.46
0.00
34,343,489.59
A-SB
3.42900%
62,400,000.00
62,400,000.00
0.00
178,308.00
178,308.00
0.00
62,400,000.00
A-3
3.44100%
200,000,000.00
200,000,000.00
0.00
573,500.00
573,500.00
0.00
200,000,000.00
A-4
3.70500%
228,996,000.00
228,996,000.00
0.00
707,025.15
707,025.15
0.00
228,996,000.00
A-S
3.98900%
50,170,000.00
50,170,000.00
0.00
166,773.44
166,773.44
0.00
50,170,000.00
B
4.51199%
50,169,000.00
50,169,000.00
0.00
188,635.13
188,635.13
0.00
50,169,000.00
C
4.51199%
33,010,000.00
33,010,000.00
0.00
124,117.40
124,117.40
0.00
33,010,000.00
D
3.16700%
39,879,000.00
39,879,000.00
0.00
105,247.33
105,247.33
0.00
39,879,000.00
E
3.26199%
17,038,000.00
17,038,000.00
0.00
46,314.86
46,314.86
0.00
17,038,000.00
F
3.26199%
7,573,000.00
7,573,000.00
0.00
20,585.89
20,585.89
0.00
7,573,000.00
G
3.26199%
7,573,000.00
7,573,000.00
0.00
20,585.89
20,585.89
0.00
7,573,000.00
H
3.26199%
21,772,331.00
21,772,331.00
0.00
59,144.58
59,144.58
0.00
21,772,331.00
X-A
1.07879%
530,096,000.00
526,208,380.46
0.00
473,058.55
473,058.55
0.00
525,739,489.59
X-B
0.52299%
50,170,000.00
50,170,000.00
0.00
21,865.45
21,865.45
0.00
50,170,000.00
X-D
1.34499%
39,879,000.00
39,879,000.00
0.00
44,697.47
44,697.47
0.00
39,879,000.00
X-E
1.25000%
17,038,000.00
17,038,000.00
0.00
17,747.92
17,747.92
0.00
17,038,000.00
X-FG
1.25000%
15,146,000.00
15,146,000.00
0.00
15,777.08
15,777.08
0.00
15,146,000.00
X-NR
1.25000%
21,772,331.00
21,772,331.00
0.00
22,679.51
22,679.51
0.00
21,772,331.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
757,280,331.00
753,392,711.46
468,890.87
2,832,712.25
3,301,603.12
0.00
752,923,820.59
June 2016
PAYMENT DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit
Balance
A-1
06054AAU3
899.54471473
12.11604315
1.20538992
13.32143307
0.00000000
887.42867158
A-SB
06054AAV1
1,000.00000000
0.00000000
2.85750000
2.85750000
0.00000000
1,000.00000000
A-3
06054AAW9
1,000.00000000
0.00000000
2.86750000
2.86750000
0.00000000
1,000.00000000
A-4
06054AAX7
1,000.00000000
0.00000000
3.08750000
3.08750000
0.00000000
1,000.00000000
A-S
06054ABB4
1,000.00000000
0.00000000
3.32416667
3.32416667
0.00000000
1,000.00000000
B
06054ABC2
1,000.00000000
0.00000000
3.75999389
3.75999389
0.00000000
1,000.00000000
C
06054ABD0
1,000.00000000
0.00000000
3.75999389
3.75999389
0.00000000
1,000.00000000
D
06054ABE8
1,000.00000000
0.00000000
2.63916667
2.63916667
0.00000000
1,000.00000000
E
06054AAG4/U0664AAD3
1,000.00000000
0.00000000
2.71832722
2.71832722
0.00000000
1,000.00000000
F
06054AAJ8/U0664AAE1
1,000.00000000
0.00000000
2.71832722
2.71832722
0.00000000
1,000.00000000
G
06054AAL3/U0664AAF8
1,000.00000000
0.00000000
2.71832722
2.71832722
0.00000000
1,000.00000000
H
06054AAN9/U0664AAG6
1,000.00000000
0.00000000
2.71650205
2.71650205
0.00000000
1,000.00000000
X-A
06054AAY5
992.66619718
0.00000000
0.89240167
0.89240167
0.00000000
991.78165764
X-B
06054AAZ2
1,000.00000000
0.00000000
0.43582722
0.43582722
0.00000000
1,000.00000000
X-D
06054ABA6
1,000.00000000
0.00000000
1.12082722
1.12082722
0.00000000
1,000.00000000
X-E
06054AAA7/U0664AAA9
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-FG
06054AAC3/U0664AAB7
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-NR
06054AAE9/U0664AAC5
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
R
06054AAS8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
V
06054AAQ2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
June 2016
FACTOR DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Excess Trust
Beginning
Scheduled
Unscheduled
Advisor Expenses
Collateral Support
Ending
Cumulative
Class
Balance
Principal
Principal
Allocation
Deficit
Balance
Loss
A-1
34,812,380.46
468,890.87
0.00
0.00
0.00
34,343,489.59
0.00
A-SB
62,400,000.00
0.00
0.00
0.00
0.00
62,400,000.00
0.00
A-3
200,000,000.00
0.00
0.00
0.00
0.00
200,000,000.00
0.00
A-4
228,996,000.00
0.00
0.00
0.00
0.00
228,996,000.00
0.00
A-S
50,170,000.00
0.00
0.00
0.00
0.00
50,170,000.00
0.00
B
50,169,000.00
0.00
0.00
0.00
0.00
50,169,000.00
0.00
C
33,010,000.00
0.00
0.00
0.00
0.00
33,010,000.00
0.00
D
39,879,000.00
0.00
0.00
0.00
0.00
39,879,000.00
0.00
E
17,038,000.00
0.00
0.00
0.00
0.00
17,038,000.00
0.00
F
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
G
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
H
21,772,331.00
0.00
0.00
0.00
0.00
21,772,331.00
0.00
Totals:
753,392,711.46
468,890.87
0.00
0.00
0.00
752,923,820.59
0.00
June 2016
PRINCIPAL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Accrued
Net Prepay
Trust Advisor
Current
Additional
Accrued
Total Interest
Cumulative
Certificate
Interest
Expenses
Interest
Extension
Prepayment
Interest
Unpaid Addt'l
Distribution
Unpaid Int
Class
Interest
Shortfall
Allocation
Shortfall
Fees
Premium
Amount*
Interest Amt
Amount
Shortfall
A-1
46,648.59
0.00
0.00
0.00
0.00
0.00
0.00
0.00
46,648.59
0.00
A-SB
178,308.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
178,308.00
0.00
A-3
573,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
573,500.00
0.00
A-4
707,025.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
707,025.15
0.00
A-S
166,773.44
0.00
0.00
0.00
0.00
0.00
0.00
0.00
166,773.44
0.00
B
188,635.13
0.00
0.00
0.00
0.00
0.00
0.00
0.00
188,635.13
0.00
C
124,117.40
0.00
0.00
0.00
0.00
0.00
0.00
0.00
124,117.40
0.00
D
105,247.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
105,247.33
0.00
E
46,314.86
0.00
0.00
0.00
0.00
0.00
0.00
0.00
46,314.86
0.00
F
20,585.89
0.00
0.00
0.00
0.00
0.00
0.00
0.00
20,585.89
0.00
G
20,585.89
0.00
0.00
0.00
0.00
0.00
0.00
0.00
20,585.89
0.00
H
59,184.32
0.00
0.00
39.74
0.00
0.00
0.00
0.00
59,144.58
1,226.13
X-A
473,058.55
0.00
0.00
0.00
0.00
0.00
0.00
0.00
473,058.55
0.00
X-B
21,865.45
0.00
0.00
0.00
0.00
0.00
0.00
0.00
21,865.45
0.00
X-D
44,697.47
0.00
0.00
0.00
0.00
0.00
0.00
0.00
44,697.47
0.00
X-E
17,747.92
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,747.92
0.00
X-FG
15,777.08
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15,777.08
0.00
X-NR
22,679.51
0.00
0.00
0.00
0.00
0.00
0.00
0.00
22,679.51
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,832,751.99
0.00
0.00
39.74
0.00
0.00
0.00
0.00
2,832,712.25
1,226.13
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount
June 2016
INTEREST DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Interest
Fees
Scheduled Interest
2,841,839.40
Servicing Fee
5,169.42
Interest Adjustments
(6,467.28)
Trustee/Certificate Administrator Fee
2,659.87
Deferred Interest
0.00
Special Servicing Fee
0.00
Net Prepayment Shortfall
0.00
Workout Fee
0.00
Net Prepayment Interest Excess
0.00
Liquidation Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Special Serv Fee plus Adj.
0.00
Interest Collections
2,835,372.12
CREFC Intellectual Property Royalty License Fee
324.39
Trust Advisor Fee
933.73
Extension Fee
0.00
Principal
Fee Distributions
9,087.41
Scheduled Principal
468,890.87
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
39.74
Principal Collections
468,890.87
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
39.74
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
2,832,712.25
Principal Distribution
468,890.87
Total Collections
3,304,262.99
Prepayment Premium
0.00
Available Distribution Amount
3,301,603.12
Total Distributions
3,304,262.99
Start
End
Interest Accrual Period
5/1/2016
5/31/2016
Funds Collection
Funds Distribution
June 2016
RECONCILIATION OF FUNDS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

P&I Advances
Beginning Stated Principal Balance
753,392,711.93
* Total Current
Ending Stated Principal Balance
752,923,821.06
Advance
Ending Unpaid Balance
752,947,334.49
Total
Not Provided
Mortgage Loan Count
42
Unreimbursed Advances
Aggregate Principal Balance
752,923,821.06
Current
Outstanding
Total Servicing
Weighted Average Months to Maturity (WAMM)
110
Advance
Advance
Adv. Outstanding
Weighted Average Mortgage Rate (excluding REO Loans)
4.526467%
Total
(57.92)
0.00
0.00
* Current advances are not provided by the Servicer
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Total
0.00
Advances
Miscellaneous
June 2016
MISCELLANEOUS DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

June 2016
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

June 2016
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
4,259,906.71
0
0
0.00
0
0
0.00
0
0.00
Mar 2016
0.00
0.6%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
4,265,866.41
0
0
0.00
0
0
0.00
0
0.00
Feb 2016
0.00
0.6%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

June 2016
Delinquency Summary Report
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
42
752,923,821.06
100.00%
752,947,334.49
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
42
752,923,821.06
100.00%
752,947,334.49
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
42
752,923,821.06
100.00%
752,947,334.49
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
42
752,923,821.06
100.00%
752,947,334.49
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

June 2016
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

June 2016
INTEREST ADJUSTMENT RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
19.76
0.00
0.00
14,300,000.00
0.00
0.00
18
0.00
0.00
0.00
0.00
0.00
0.00
5.54
0.00
0.00
9,300,000.00
0.00
0.00
21
0.00
0.00
0.00
0.00
0.00
0.00
62.13
0.00
0.00
8,909,829.10
0.00
0.00
23
0.00
0.00
0.00
0.00
0.00
0.00
0.76
0.00
0.00
4,400,000.00
0.00
0.00
31
0.00
0.00
0.00
0.00
0.00
0.00
-26.69
0.00
0.00
4,244,809.26
0.00
0.00
32
0.00
0.00
0.00
0.00
0.00
0.00
-21.76
0.00
0.00
3,273,206.54
0.00
0.00
36
44,427,844.90
Count:
Totals:
6
0.00
0.00
0.00
0.00
0.00
0.00
39.74
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
39.74
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

June 2016
APPRAISAL REDUCTION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

June 2016
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt

Office
MA
04/06/29
N
71,750,237.55
379,756.99
0.00
06/06/16
0.00
0
259,172.93
0.00
4.188
1.46
12/31/15

Office
NY
09/01/25
N
70,000,000.00
266,427.78
0.00
06/01/16
0.00
0
266,427.78
0.00
4.420
0.00

Lodging
TX
09/01/25
N
69,131,556.55
339,063.69
0.00
06/01/16
0.00
0
245,612.83
0.00
4.120
2.54
12/31/15

Multifamily
CA
09/06/25
N
52,500,000.00
205,767.54
0.00
06/06/16
0.00
0
205,767.54
0.00
4.552
1.85
12/31/15

Retail
NH
07/01/25
N
50,000,000.00
176,872.22
0.00
06/01/16
0.00
0
176,872.22
0.00
4.108
2.59
12/31/15

Office
CA
09/06/25
N
44,197,950.82
232,585.45
0.00
06/06/16
0.00
0
144,912.40
0.00
3.800
0.00

Industrial
NJ
08/06/25
N
41,500,000.00
153,111.37
0.00
06/06/16
0.00
0
153,111.37
0.00
4.285
1.54
12/31/15

Lodging
NY
08/06/25
N
34,309,442.11
208,698.57
0.00
06/06/16
0.00
0
140,643.12
0.00
4.751
1.62
12/31/15

Multifamily
MD
08/06/25
N
28,400,000.00
113,850.39
0.00
06/06/16
0.00
0
113,850.39
0.00
4.655
1.46
12/31/15

Industrial
WA
09/06/25
N
25,200,000.00
94,887.59
0.00
06/06/16
0.00
0
94,887.59
0.00
4.373
0.00

Multifamily
KY
09/06/25
N
22,050,000.00
88,910.87
0.00
06/06/16
0.00
0
88,910.87
0.00
4.683
1.68
12/31/15

Retail
XX
07/06/25
N
20,100,000.00
76,269.17
0.00
06/06/16
0.00
0
76,269.17
0.00
4.407
0.00

Retail
CA
09/06/25
N
17,150,000.00
67,989.17
0.00
06/06/16
0.00
0
67,989.17
0.00
4.604
0.00

Lodging
TX
09/06/25
N
16,500,000.00
59,859.71
0.00
06/06/16
0.00
0
59,859.71
0.00
4.213
3.53
12/31/15

Retail
CA
09/06/25
N
15,306,214.39
74,716.03
0.00
06/06/16
0.00
0
53,849.15
0.00
4.080
2.53
12/31/15

Multifamily
CA
09/01/25
N
15,000,000.00
57,737.50
0.00
06/01/16
0.00
0
57,737.50
0.00
4.470
1.17
12/31/15

Retail
TX
08/06/25
N
14,780,000.00
56,712.50
0.00
06/06/16
0.00
0
56,712.50
0.00
4.456
1.23
12/31/15

Retail
XX
09/01/25
N
14,300,000.00
55,693.26
0.00
06/06/16
0.00
0
55,693.26
0.00
4.523
2.49
12/31/15

Multifamily
XX
08/06/25
N
12,843,034.74
68,021.96
0.00
05/06/16
0.00
B
52,886.90
0.00
4.777
1.30

Retail
CA
09/01/25
N
9,500,000.00
37,704.18
0.00
06/01/16
0.00
0
37,704.18
0.00
4.609
0.00

Self Storage
VA
09/06/25
N
9,300,000.00
36,097.56
0.00
06/06/16
0.00
0
36,097.56
0.00
4.508
2.61
12/31/15

Lodging
VA
07/06/25
N
8,946,626.99
55,377.69
0.00
06/06/16
0.00
0
41,719.34
0.00
5.407
1.71
12/31/15

Retail
CA
09/06/25
N
8,909,829.10
49,417.20
0.00
06/06/16
0.00
0
39,934.85
0.00
5.200
1.41
12/31/15

Retail
CA
08/06/25
N
8,500,000.00
31,531.43
0.00
06/06/16
0.00
0
31,531.43
0.00
4.308
2.67
12/31/15

Mobile Home
FL
08/06/25
N
7,977,403.36
39,943.92
0.00
06/06/16
0.00
0
29,481.00
0.00
4.286
1.28
12/31/15

Self Storage
CA
09/01/25
N
5,930,023.37
30,187.59
0.00
06/01/16
0.00
0
22,701.08
0.00
4.440
1.52
12/31/15

Multifamily
TX
08/01/25
N
5,900,000.00
23,070.80
0.00
06/01/16
0.00
0
23,070.80
0.00
4.541
2.31
12/31/15

Multifamily
TX
11/01/24
N
5,472,000.00
20,073.12
0.00
05/01/16
0.00
B
20,073.12
0.00
4.260
0.00

Mobile Home
MI
06/01/25
N
4,950,000.00
18,494.99
0.00
06/01/16
0.00
0
18,494.99
0.00
4.339
2.02
12/31/15

Multifamily
CA
08/01/25
N
4,550,000.00
17,447.10
0.00
06/01/16
0.00
0
17,447.10
0.00
4.453
1.79
12/31/15

Self Storage
VA
09/06/25
N
4,400,000.00
17,078.42
0.00
06/06/16
0.00
0
17,078.42
0.00
4.508
2.59
12/31/15

Retail
IL
07/06/25
N
4,244,809.26
22,895.27
0.00
05/06/16
0.00
B
18,034.81
0.00
4.928
1.46
12/31/15

Self Storage
XX
09/06/25
N
3,900,000.00
14,875.74
0.00
06/06/16
0.00
0
14,875.74
0.00
4.430
3.47

Self Storage
CA
08/06/25
N
3,700,000.00
13,644.20
0.00
06/06/16
0.00
0
13,644.20
0.00
4.282
2.39
12/31/15

Office
CT
07/06/25
N
3,632,752.25
21,511.00
0.00
06/06/16
0.00
0
15,493.96
0.00
4.945
1.26
12/31/15

Office
FL
08/06/25
N
3,273,206.54
18,136.74
0.00
05/06/16
0.00
B
14,618.83
0.00
5.181
0.00

Retail
PA
08/06/25
N
3,194,516.65
18,530.68
0.00
06/06/16
0.00
0
13,091.46
0.00
4.751
1.62
12/31/15

Self Storage
CA
08/06/25
N
2,900,000.00
10,694.10
0.00
06/06/16
0.00
0
10,694.10
0.00
4.282
2.57
12/31/15

Self Storage
VA
09/06/25
N
2,500,000.00
9,532.50
0.00
06/06/16
0.00
0
9,532.50
0.00
4.428
3.30
12/31/15

Self Storage
VA
09/06/25
N
2,500,000.00
9,596.01
0.00
06/06/16
0.00
0
9,596.01
0.00
4.458
4.28
12/31/15

Self Storage
XX
09/06/25
N
1,939,217.38
10,426.56
0.00
06/06/16
0.00
0
8,225.81
0.00
4.920
1.63

June 2016
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Self Storage
CA
08/01/25
N
1,785,000.00
7,531.71
0.00
06/01/16
0.00
0
7,531.71
0.00
4.900
1.36
12/31/15
752,923,821.06
3,310,730.27
0.00
0.00

Totals:
Count:
2,841,839.40
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

June 2016
HISTORICAL LOAN MODIFICATION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

June 2016
REO STATUS REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

June 2016
DEFEASED LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

June 2016
MATERIAL BREACHES AND DOCUMENT DEFECTS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count: